Robert L. Pharr
704-556-9300
Rob.Pharr@westendadvisors.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WestEnd Advisors, Inc.
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC 28211

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Robert L. Pharr
Title:      Managing Partner
Phone:      704-556-9300

Signature               City      State      and Date of Signing:
Robert L. Pharr         Charlotte NC              05/08/2006
--------------------------------------------------------------------------------
Signature               City      State              Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:   $124,342,944.44

List of Other Included Managers:          NONE

                               13F HOLDINGS REPORT
                              As of Date: 03/31/06

                                                                                  SHARES/    INVESTMENT
                ISSUER                      TITLE OF      CUSIP         MKT        PRINC     DISCRETION    OTHER   VOTING AUTHORITY
                 NAME                         CLASS      NUMBER         VAL         AMT    SOLE(A) SHARED  MNGRS  SOLE   SHARED NONE
Abercrombie & Fitch                       COMMON STOCK  002896207   4,963,865.76   85143    85143    -      ALL    85143    0     0
Autodesk, Inc.                            COMMON STOCK  052769106   4,221,483.84  109592   109592    -      ALL   109592    0     0
Best Buy, Inc.                            COMMON STOCK  086516101   5,836,440.27  104353   104353    -      ALL   104353    0     0
Caterpillar, Inc.                         COMMON STOCK  149123101   6,221,103.38   86633    86633    -      ALL    86633    0     0
Cisco Systems, Inc.                       COMMON STOCK  17275r102   5,910,514.17  272751   272751    -      ALL   272751    0     0
Coca Cola Bottling Co.                    COMMON STOCK  191098102      29,440.00     640      640    -      ALL      640    0     0
Consumer DIS Select Sector SPDR           COMMON STOCK  81369y407   1,414,194.91   42014    42014    -      ALL    42014    0     0
Dow Chemical Co.                          COMMON STOCK  260543103   4,475,913.55  110244   110244    -      ALL   110244    0     0
Du Pont De Nemours                        COMMON STOCK  263534109   4,939,537.83  117023   117023    -      ALL   117023    0     0
Duke Energy Corp Newcom                   COMMON STOCK  26441c105      14,759.11     506      506    -      ALL      506    0     0
Family Dollar Stores, Inc.                COMMON STOCK  307000109     130,074.00    4890     4890    -      ALL     4890    0     0
General Electric Co.                      COMMON STOCK  369604103   5,082,145.11  146123   146123    -      ALL   146123    0     0
Honeywell Int'l., Inc.                    COMMON STOCK  438516106   5,828,465.11  136275   136275    -      ALL   136275    0     0
Industrial Select Sector SPDR             COMMON STOCK  81369y704   1,286,567.19   38064    38064    -      ALL    38064    0     0
Ingersoll Rand Co.                        COMMON STOCK  g4776g101   5,367,240.69  128434   128434    -      ALL   128434    0     0
Interpublic Group of Cos. Inc.            COMMON STOCK  46069010          497.12      52       52    -      ALL       52    0     0
IShares 1-3 Yr Treas                      COMMON STOCK  464287457   2,070,520.43   25885    25885    -      ALL    25885    0     0
IShares Leh 20+ Yr Trs Bd                 SHORT STOCK   46428743      -39,091.50    -450     -450    -      ALL     -450    0     0
IShares MSCI Japan                        COMMON STOCK  464286848   1,142,265.60   79324    79324    -      ALL    79324    0     0
IShares Tr Lehman US Aggreg. Bond Fund    COMMON STOCK  464287226   1,818,846.14   18357    18357    -      ALL    18357    0     0
IShares Tr MSCI EAFE                      COMMON STOCK  464287465   7,546,243.74  116239   116239    -      ALL   116239    0     0
IShares Tr MSCI Emerging Mkts.            COMMON STOCK  464287234   2,793,957.61   28222    28222    -      ALL    28222    0     0
IShares Tr S&P 500/ Growth                COMMON STOCK  464287309   1,131,826.50   18585    18585    -      ALL    18585    0     0
IShares Tr S&P Midcap 400/Growth          COMMON STOCK  464287606   1,947,592.69   24194    24194    -      ALL    24194    0     0
Lowes Companies                           COMMON STOCK  548661107   5,152,883.19   79964    79964    -      ALL    79964    0     0
Marriott Int'l, Inc.                      COMMON STOCK  571903202   5,350,114.00   77990    77990    -      ALL    77990    0     0
Materials Select Sector SPDR              COMMON STOCK  81369y100     798,432.68   24681    24681    -      ALL    24681    0     0
Motorola, Inc.                            COMMON STOCK  620076109   4,942,076.47  215717   215717    -      ALL   215717    0     0
Oracle Corporation                        COMMON STOCK  68389x105   5,389,670.86  393694   393694    -      ALL   393694    0     0
Qualcomm Inc                              COMMON STOCK  747525103       3,745.14      74       74    -      ALL       74    0     0
Research In Motion                        COMMON STOCK  760975102   6,529,988.16   76932    76932    -      ALL    76932    0     0
Royal Dutch Shell PLC Spon ADR            COMMON STOCK  780259206       6,226.00     100      100    -      ALL      100    0     0
Southern Pac Pete NL Sponsored ADR        COMMON STOCK  843581406           0.00      30       30    -      ALL       30    0     0
Southwest Airlines                        COMMON STOCK  844741108   5,052,203.66  280834   280834    -      ALL   280834    0     0
Streettracks Gold Trust                   COMMON STOCK  863307104     197,481.90    3399     3399    -      ALL     3399    0     0
Target Corp.                              COMMON STOCK  87612e106   4,594,125.06   88332    88332    -      ALL    88332    0     0
Telefonica S A Adr Reprstg Three Shrs Is  COMMON STOCK  879382208          50.26       1        1    -      ALL        1    0     0
Texas Instruments                         COMMON STOCK  882508104   5,301,344.43  163269   163269    -      ALL   163269    0     0
Tultex Corp                               COMMON STOCK  899900104           0.00      10       10    -      ALL       10    0     0
United Technologies                       COMMON STOCK  913017109   5,442,907.07   93892    93892    -      ALL    93892    0     0
Vanguard Sector Index Fds                 COMMON STOCK  92204a702   1,447,292.25   28412    28412    -      ALL    28412    0     0
                                                                  124,342,944.38